Significant Inputs and Assumptions Used in Binomial Lattice Model for Derivative Liability (Detail) (USD $)	0 Months Ended				9 Months Ended	12 Months Ended
	Feb. 06, 2015		Sep. 26, 2014		Feb. 28, 2015	May 31, 2013	May 31, 2014
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Quoted market price on valuation date	$ 0.96		$ 0.79		$ 0.84
Contractual conversion rate	$ 1.00		$ 1.00		$ 1.00
Adjusted conversion price	$ 1.0000	[1]	$ 0.9759	[1]	$ 1.0000 [1]
Contractual term to maturity (years)	5 months 27 days		2 years			2 years
Expected volatility	124.00%		123.00%
Contractual interest rate	2.00%		5.00%
Risk-free rate	0.045%		0.59%			0.28%
Risk adjusted rate	2.78%		2.69%		2.80%
Probability of event of default	5.00%		5.00%		5.00%
Minimum
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Contractual conversion rate						0.11	$ 0.66
Contractual term to maturity (years)					5 months 5 days		3 years
Expected volatility					90.00%	70.00%	78.00%
Contractual interest rate					1.50%
Risk-free rate					0.041%		0.64%
Maximum
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Contractual conversion rate						1.10	$ 0.72
Contractual term to maturity (years)					1 year 6 months 29 days		5 years
Expected volatility					114.00%	94.00%	93.00%
Contractual interest rate					5.00%
Risk-free rate					0.48%		1.42%

[1]	The adjusted conversion price input used in the Binomial Lattice Model considers the potential for an adjustment to the stated conversion price due to a future dilutive issuance. This input was calculated using a probability-weighted approach which considered the likelihood of various scenarios occurring including (i) potential success or failure of various phases for PRO 140, (ii) the probability the Company will enter into a future financing and (iii) and the potential price of a future financing.